Deferred Revenue - Summary of Deferred Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income [line items]
Beginning balance, Current portion	¥ 63,185
Beginning balance, Non-current portion	4,881
Beginning balance	68,066
Additions during the year	256,432	¥ 299,383
Recognized in the consolidated statements of comprehensive income	(259,812)	(319,102)
Ending balance	64,686	68,066
Less: Ending balance, Current portion	(57,825)	(63,185)
Ending balance, Non-current portion	¥ 6,861	4,881
As restated [member]
Disclosure of deferred income [line items]
Beginning balance, Current portion		84,897
Beginning balance, Non-current portion		2,888
Beginning balance		¥ 87,785